Schedule of allowance doubtful accounts (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Credit Loss [Abstract]
Allowance for current expected credit loss, beginning balance	$ 38,208	$ 49,147	$ 49,147
Addition
Allowance for current expected credit loss, ending balance	$ 38,208	$ 49,147	$ 49,147